Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income (loss) for the period:	€ (24,764)	€ 1,718
Items which will not reclassified in the consolidated statement of income (loss)
Actuarial gains and (losses) related to defined benefit obligations	116	101
Elements which will be reclassified in the consolidated statement of income (loss)
Foreign currency translation gain (loss)	(257)	146
Other comprehensive income (loss)	(141)	247
Total comprehensive income (loss)	€ (24,905)	€ 1,965